Mar. 31, 2019
TIAA-CREF Short Duration Impact Bond Fund
TIAA-CREF Short Duration Impact Bond Fund
TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF Core Impact Bond Fund
TIAA-CREF Short Duration Impact Bond Fund
(collectively, the “Funds”)

SUPPLEMENT NO. 3
dated March 1, 2020, to the Statutory Prospectus for the TIAA-CREF Fixed-Income & Real Estate Securities Funds dated August 1, 2019, as supplemented through December 13, 2019

The environmental, social and governance (“ESG”) criteria utilized by each Fund to establish an initial investment universe have been modified.

The third paragraph of the section of each Fund’s prospectus entitled “Principal investment strategies” is hereby replaced in its entirety with the following:

The Fund’s investments in fixed-income securities are subject to certain ESG or Impact criteria. The Fund’s Impact criteria are described below. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the Fund should they meet certain internal ESG criteria. All issuers not otherwise meeting the Impact framework described below must meet or exceed minimum ESG performance standards to be eligible for investment by the Fund.

The first sentence of the fourth paragraph of the section of each Fund’s prospectus entitled “Principal investment strategies” is hereby replaced with the following:

The corporate issuer evaluation process favors companies with leadership in ESG performance relative to their peers.

The fifth, sixth and seventh paragraphs of the section of each Fund’s prospectus entitled “Principal investment strategies” are hereby replaced in their entirety with the following:

The ESG evaluation process with respect to corporate issuers is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.

The ESG evaluation process with respect to government issuers favors issuers with leadership in ESG performance relative to all peers. Typically, environmental assessment categories include the issuer’s ability to protect, harness, and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive, and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial, and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factors may affect the long-term sustainability of its economy.

While Advisors may invest in issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Fund investment. The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders.

The phrase “issued by corporate and foreign government issuers” is hereby removed from the first sentence of the 11th paragraph of the Principal investment strategies section of each Fund prospectus.

The phrase “issued by a corporate entity or by a foreign government or agency” is hereby removed from the second sentence of the 11th paragraph of the Principal investment strategies section of each Fund prospectus.

The following sentence is hereby added as a new final sentence to the 12th paragraph of the Principal investment strategies section of each Fund prospectus.

The portion of the Fund invested in accordance with TIAA’s proprietary Impact framework is not additionally subject to ESG criteria provided by a third party.